Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficiency) (Unaudited) - CAD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Dec. 31, 2019	$ 27,786,517	$ 2,508,233	$ (28,103,397)			$ 2,191,353
Beginning balance, shares at Dec. 31, 2019	69,670,613
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 2,369,193	(1,645,193)				724,000
Shares issued for exercise of warrants, shares	4,648,000
Shares issued for acquisition	$ 1,612,719					1,612,719
Shares issued for acquisition, shares	3,225,438
Shares issued as finder’s fees	$ 100,000					100,000
Shares issued as finder's fees, shares	200,000
Shares issued for debt settlement	$ 344,354					344,354
Shares issued for debt settlement, shares	555,409
Shares issued for financing	$ 500,000					500,000
Shares issued for financing, shares	961,538
Share-based payments		2,085,571				2,085,571
Net loss			(4,522,938)			(4,522,938)
Translation of foreign operations					(1,131)	(1,131)
Unrealized loss on investments available for sale
Ending balance, value at Sep. 30, 2020	$ 32,712,783	2,948,611	(32,626,335)		(1,131)	3,033,928
Ending balance, shares at Sep. 30, 2020	79,260,998
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 1,637,937					1,637,937
Shares issued for exercise of warrants, shares	3,275,875
Shares issued for acquisition	$ 566,242					566,242
Shares issued for acquisition, shares
Shares issued for exercise of RSUs	$ 507,497	(507,497)
Shares issued for exercise of RSUs, shares	999,992
Shares issued for financing	$ 1,518,845					1,518,845
Shares issued for financing, shares	2,566,496
Share-based payments		582,893				582,893
Net loss			(3,492,875)			(3,492,875)
Translation of foreign operations					1,235	1,235
Ending balance, value at Dec. 31, 2020	$ 36,943,304	3,024,007	(36,119,210)		104	3,848,205
Ending balance, shares at Dec. 31, 2020	86,093,361
IfrsStatementLineItems [Line Items]
Shares issued for exercise of warrants	$ 3,951,312					3,951,312
Shares issued for exercise of warrants, shares	7,902,624
Shares issued for acquisition	$ 14,220,000	3,072,857				17,292,857
Shares issued for acquisition, shares	6,000,000
Shares issued for exercise of RSUs	$ 396,249	(396,249)
Shares issued for exercise of RSUs, shares	749,997
Shares issued for exercise of stock options	$ 1,910,991	(923,743)				987,248
Shares issued for exercise of stock options, shares	1,964,995
Shares issued for financing	$ 18,717,438					18,717,438
Shares issued for financing, shares	32,443,457
Share issue costs	$ (273,169)					(273,169)
Shares issued in lieu of cash	$ 198,000					198,000
Shares issued in lieu of cash, shares	75,000
Share-based payments		3,141,824				3,141,824
Share consolidation 5:1
Share consolidation 5:1, shares	(108,183,525)
Shares issued for financing	$ 25,538,213					25,538,213
Shares issued for financing, shares	5,095,966
Share issue costs	$ (3,141,574)					(3,141,574)
Shares issued for exercise of warrants	$ 68,430					68,430
Shares issued for exercise of warrants, shares	15,075
Share issue costs	$ (4,506)					(4,506)
Net loss			(28,989,903)			(28,989,903)
Translation of foreign operations					153,872	153,872
Unrealized loss on investments available for sale				(198,572)		(198,572)
Ending balance, value at Sep. 30, 2021	$ 98,524,688	$ 7,918,696	$ (65,109,113)	$ (198,572)	$ 153,976	$ 41,289,675
Ending balance, shares at Sep. 30, 2021	32,156,950